Carrying Value and Fair Value of Blackstone Issued Notes (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Carrying Value		$ 11,304,059	$ 12,349,584
Debt instrument, fair value		9,968,748	10,468,356
Senior Secured Notes
Debt Instrument [Line Items]
Carrying Value	[1]	10,576,988	10,899,584
Debt instrument, fair value	[1]	9,241,677	9,018,356
Borrowings Of Consolidated Blackstone Funds
Debt Instrument [Line Items]
Carrying Value		687,122	1,450,000
Debt instrument, fair value		687,122	1,450,000
Borrowings Of Consolidated Blackstone Funds | Blackstone Fund Facilities [Member]
Debt Instrument [Line Items]
Carrying Value		0	1,450,000
Debt instrument, fair value		0	1,450,000
4.750% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	0	399,838
Debt instrument, fair value	[1]	0	399,776
2.000% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	336,005	325,292
Debt instrument, fair value	[1]	324,778	305,754
1.000% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	664,085	642,968
Debt instrument, fair value	[1]	620,864	568,525
3.150% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	298,476	298,101
Debt instrument, fair value	[1]	283,059	271,284
5.900% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	595,411	594,381
Debt instrument, fair value	[1]	625,158	606,450
1.625% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	645,406	644,456
Debt instrument, fair value	[1]	566,508	530,933
1.500% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	666,655	645,819
Debt instrument, fair value	[1]	601,272	532,043
2.500% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	493,573	492,604
Debt instrument, fair value	[1]	431,005	405,965
1.600% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	496,447	495,990
Debt instrument, fair value	[1]	391,955	365,380
2.000% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	789,283	788,082
Debt instrument, fair value	[1]	633,153	589,407
2.550% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	495,670	495,207
Debt instrument, fair value	[1]	410,755	390,370
6.200% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	891,899	891,277
Debt instrument, fair value	[1]	962,037	907,965
3.500% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	521,549	504,695
Debt instrument, fair value	[1]	536,319	452,934
6.250% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	239,457	239,176
Debt instrument, fair value	[1]	263,270	251,480
5.000% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	489,975	489,704
Debt instrument, fair value	[1]	464,560	441,355
4.450% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	344,691	344,549
Debt instrument, fair value	[1]	297,486	287,242
4.000% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	291,149	290,935
Debt instrument, fair value	[1]	233,685	227,946
3.500% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	392,436	392,259
Debt instrument, fair value	[1]	294,608	275,588
2.800% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	394,103	393,958
Debt instrument, fair value	[1]	252,008	237,552
2.850% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	543,317	543,162
Debt instrument, fair value	[1]	352,457	323,527
3.200% Notes
Debt Instrument [Line Items]
Carrying Value	[1]	987,401	987,131
Debt instrument, fair value	[1]	696,740	646,880
Secured Borrowings One | Other
Debt Instrument [Line Items]
Carrying Value		19,949	0
Debt instrument, fair value		19,949	0
Secured Borrowings Two | Other
Debt Instrument [Line Items]
Carrying Value		20,000	0
Debt instrument, fair value		20,000	0
Blackstone Operating Borrowings | Other
Debt Instrument [Line Items]
Carrying Value		10,616,937	10,899,584
Debt instrument, fair value		9,281,626	9,018,356
CLO Notes Payable | Borrowings Of Consolidated Blackstone Funds
Debt Instrument [Line Items]
Carrying Value		687,122	0
Debt instrument, fair value		$ 687,122	$ 0

[1]	Fair value is determined by broker quote and these notes would be classified as Level II within the fair value hierarchy.